Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2035 Fund
December 31, 2025
Z35-NPRT3-0226
1.9884243.108
Bond Funds - 31.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	297,630	2,256,034
Fidelity Series Corporate Bond Fund (a)	252,566	2,394,330
Fidelity Series Emerging Markets Debt Fund (a)	49,642	423,447
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,190	106,753
Fidelity Series Floating Rate High Income Fund (a)	8,625	75,903
Fidelity Series Government Bond Index Fund (a)	434,471	4,005,822
Fidelity Series High Income Fund (a)	8,545	76,133
Fidelity Series International Credit Fund (a)	7	58
Fidelity Series International Developed Markets Bond Index Fund (a)	303,253	2,571,584
Fidelity Series Investment Grade Bond Fund (a)	364,513	3,714,389
Fidelity Series Investment Grade Securitized Fund (a)	248,479	2,268,611
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,089,710	5,873,539
Fidelity Series Real Estate Income Fund (a)	7,421	75,023
TOTAL BOND FUNDS (Cost $24,130,945)		23,841,626

Domestic Equity Funds - 37.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	286,233	6,577,631
Fidelity Series Commodity Strategy Fund (a)	5,546	536,620
Fidelity Series Large Cap Growth Index Fund (a)	141,539	4,220,692
Fidelity Series Large Cap Stock Fund (a)	162,271	4,332,630
Fidelity Series Large Cap Value Index Fund (a)	435,900	7,946,449
Fidelity Series Small Cap Core Fund (a)	101,551	1,372,971
Fidelity Series Small Cap Opportunities Fund (a)	48,718	790,205
Fidelity Series Value Discovery Fund (a)	167,211	2,847,608
TOTAL DOMESTIC EQUITY FUNDS (Cost $18,970,279)		28,624,806

International Equity Funds - 30.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	109,292	2,158,518
Fidelity Series Emerging Markets Fund (a)	122,647	1,439,873
Fidelity Series Emerging Markets Opportunities Fund (a)	233,351	5,752,108
Fidelity Series International Growth Fund (a)	198,086	3,785,430
Fidelity Series International Index Fund (a)	94,957	1,434,800
Fidelity Series International Small Cap Fund (a)	50,797	908,761
Fidelity Series International Value Fund (a)	244,422	3,812,990
Fidelity Series Overseas Fund (a)	253,698	3,787,712
Fidelity Series Select International Small Cap Fund (a)	5,262	72,725
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,672,310)		23,152,917

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $1,032,855)	103,754	1,033,386

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $16,062)	3.84	16,062	16,062

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $60,822,451)	76,668,797
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	76,668,798

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,814,877	1,041,127	550,414	89,501	(7,311)	(42,245)	2,256,034	297,630
Fidelity Series Blue Chip Growth Fund	6,799,780	1,135,839	3,283,614	262,126	675,058	1,250,568	6,577,631	286,233
Fidelity Series Canada Fund	1,782,566	647,131	654,543	44,829	39,329	344,035	2,158,518	109,292
Fidelity Series Commodity Strategy Fund	177,946	407,524	57,740	5,322	(821)	9,711	536,620	5,546
Fidelity Series Corporate Bond Fund	2,259,837	922,548	817,408	77,799	(7,493)	36,846	2,394,330	252,566
Fidelity Series Emerging Markets Debt Fund	424,947	87,702	118,282	19,929	1,869	27,211	423,447	49,642
Fidelity Series Emerging Markets Debt Local Currency Fund	106,049	22,440	28,909	7,099	1,239	5,934	106,753	11,190
Fidelity Series Emerging Markets Fund	1,583,513	363,519	878,822	36,448	86,786	284,877	1,439,873	122,647
Fidelity Series Emerging Markets Opportunities Fund	6,337,556	1,487,162	3,584,524	151,341	427,073	1,084,841	5,752,108	233,351
Fidelity Series Floating Rate High Income Fund	77,306	19,915	20,939	4,587	(197)	(182)	75,903	8,625
Fidelity Series Government Bond Index Fund	3,662,606	1,673,445	1,338,023	101,411	(24,122)	31,916	4,005,822	434,471
Fidelity Series Government Money Market Fund	-	880,482	864,420	7,630	-	-	16,062	16,062
Fidelity Series High Income Fund	76,891	17,130	20,939	4,254	76	2,975	76,133	8,545
Fidelity Series International Credit Fund	55	3	-	3	-	-	58	7
Fidelity Series International Developed Markets Bond Index Fund	2,343,763	921,767	654,941	98,887	(1,066)	(37,939)	2,571,584	303,253
Fidelity Series International Growth Fund	4,173,430	848,724	1,583,262	305,973	268,229	78,309	3,785,430	198,086
Fidelity Series International Index Fund	1,587,986	294,909	722,413	48,931	133,704	140,614	1,434,800	94,957
Fidelity Series International Small Cap Fund	1,018,514	220,168	413,622	125,479	41,270	42,431	908,761	50,797
Fidelity Series International Value Fund	4,183,381	1,022,521	2,045,151	394,130	474,855	177,384	3,812,990	244,422
Fidelity Series Investment Grade Bond Fund	3,476,634	1,470,932	1,265,772	108,245	(20,732)	53,327	3,714,389	364,513
Fidelity Series Investment Grade Securitized Fund	2,186,498	846,173	797,931	71,048	(17,987)	51,858	2,268,611	248,479
Fidelity Series Large Cap Growth Index Fund	4,374,239	620,607	1,910,411	42,368	437,110	699,147	4,220,692	141,539
Fidelity Series Large Cap Stock Fund	4,038,413	1,324,252	1,729,091	409,135	169,173	529,883	4,332,630	162,271
Fidelity Series Large Cap Value Index Fund	8,309,476	2,000,403	3,116,363	278,843	189,000	563,933	7,946,449	435,900
Fidelity Series Long-Term Treasury Bond Index Fund	5,964,465	2,023,731	2,008,467	178,512	(177,176)	70,986	5,873,539	1,089,710
Fidelity Series Overseas Fund	4,170,851	963,899	1,587,255	322,146	292,335	(52,118)	3,787,712	253,698
Fidelity Series Real Estate Income Fund	77,026	18,337	21,327	3,694	(656)	1,643	75,023	7,421
Fidelity Series Select International Small Cap Fund	13,949	48,503	475	2,106	(4)	10,752	72,725	5,262
Fidelity Series Small Cap Core Fund	1,908,178	105,360	1,035,714	11,628	22,588	372,559	1,372,971	101,551
Fidelity Series Small Cap Opportunities Fund	848,479	85,545	306,104	37,183	40,223	122,062	790,205	48,718
Fidelity Series Treasury Bill Index Fund	-	2,532,530	1,499,814	22,016	139	531	1,033,386	103,754
Fidelity Series Value Discovery Fund	2,982,459	768,057	1,148,634	163,227	40,358	205,368	2,847,608	167,211
	76,761,670	24,822,385	34,065,324	3,435,830	3,082,849	6,067,217	76,668,797

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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